Revenues from Contracts with Customers - Contract Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
As of January 1	€ 353.3	€ 77.1
Additions	0.0	387.2
Recognition as revenues	(272.7)	(202.2)
Reclassification from non-current to current	215.5	93.9
Currency effects	(1.2)	(2.7)
As of December 31	294.9	353.3
Non-current
As of January 1	398.5	48.4
Recognition as revenues	0.0	444.0
Recognition as revenues	0.0	0.0
Reclassification from non-current to current	(215.5)	(93.9)
Currency effects	0.0	0.0
As of December 31	183.0	398.5
Contract Liabilities [Roll Forward]
Contract liabilities at beginning of period	751.8	125.5
Additions	0.0	831.2
Recognition as revenues	272.7	202.2
Reclassification from non-current to current	0.0	0.0
Currency effects	(1.2)	(2.7)
As of December 31	€ 477.9	€ 751.8